Document and Entity Information	Nov. 02, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2022
Entity Registrant Name	GSR II Meteora Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41305
Entity Tax Identification Number	87-3203989
Entity Address, Address Line One	418 Broadway
Entity Address, Address Line Two	Suite N
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12207
City Area Code	561
Local Phone Number	532-4682
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001901799
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	840 Park Drive East Boca Raton
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	GSRM
Security Exchange Name	NASDAQ
Units, each consisting of one share of Class A common stock, one warrant and one-sixteenth of one right [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, one warrant and one sixteenth of one right
Trading Symbol	GSRMU
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	GSRMW
Security Exchange Name	NASDAQ
Rights, each whole right entitling the holder to receive one share of Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights, each whole right entitling the holder to receive one share of Class A common stock
Trading Symbol	GSRMR
Security Exchange Name	NASDAQ